Report of Independent Registered Public
Accounting Firm
To the Board of Trustees of AllianzGI Institutional Multi-Series Trust and Shareholders of each of the three funds listed in Appendix A
In planning and performing our audit of the financial statements of each of the funds listed in Appendix A (constituting AllianzGI Institutional Multi-Series Trust, hereafter collectively referred to as the "Funds") as of and for the periods ended September 30, 2020, in
accordance with the standards of the Public Company
Accounting Oversight Board (United States) (PCAOB),
we considered the Funds' internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing
procedures for the purpose of expressing our opinion on
the financial statements and to comply with the
requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we do not express an opinion on the effectiveness of the
Funds' internal control over financial reporting.
The management of the Funds is responsible for
establishing and maintaining effective internal control
over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls.
A company's internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting
principles. A company's internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting
principles, and that receipts and expenditures of the
company are being made only in accordance with
authorizations of management and directors of the
company; and (3) provide reasonable assurance
regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company's assets that could have a material effect on the financial statements. Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.
A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the company's annual or interim financial statements
will not be prevented or detected on a timely basis.
Our consideration of the Funds' internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control over financial reporting that might be material weaknesses under standards established by the
PCAOB. However, we noted no deficiencies in the Funds'
internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be material weaknesses as defined above as of September 30, 2020. This report is intended solely for the information and use of the Board of Trustees of AllianzGI Institutional Multi-Series Trust and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.
/s/  PricewaterhouseCoopers LLP

New York, NY
November 25, 2020

Appendix A
AllianzGI Best Styles Global Managed Volatility Portfolio
AllianzGI Global Small-Cap Opportunities Portfolio
AllianzGI International Growth Portfolio
Information Classification: Limited Access